Company's Financial Obligations (Detail) (Secured notes, USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Secured notes
Debt Instrument [Line Items]
2014	$ 3,319
2015	3,341
2016
2017
2018
Thereafter
Total	$ 6,660